The company - Agreement related to Lumoxiti with AstraZeneca (Details) - Lumoxiti, with AstraZeneca € in Millions, $ in Millions			1 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments for licenses					$ 15.0	€ 13.4	$ 50.0	€ 43.8
Payments for manufacturing costs	$ 6.2	€ 5.9	$ 6.2	€ 5.9
Manufacturing costs split
Disclosure of disaggregation of revenue from contracts with customers [line items]
Estimated financial effect of contingent liabilities									$ 12.8